LONG-TERM DEBT - Scheduled Debt Principal Repayments (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Scheduled Debt Principal Repayments
Total	$ 1,150,000
2025
Scheduled Debt Principal Repayments
Total	90,000
2026
Scheduled Debt Principal Repayments
Total	200,000
2027
Scheduled Debt Principal Repayments
Total	100,000
2028
Scheduled Debt Principal Repayments
Total	95,000
2029
Scheduled Debt Principal Repayments
Total	150,000
Thereafter
Scheduled Debt Principal Repayments
Total	515,000
2020 Notes
Scheduled Debt Principal Repayments
Total	200,000
2020 Notes | Thereafter
Scheduled Debt Principal Repayments
Total	200,000
2018 Notes
Scheduled Debt Principal Repayments
Total	350,000
2018 Notes | 2028
Scheduled Debt Principal Repayments
Total	45,000
2018 Notes | Thereafter
Scheduled Debt Principal Repayments
Total	305,000
2017 Notes
Scheduled Debt Principal Repayments
Total	300,000
2017 Notes | 2025
Scheduled Debt Principal Repayments
Total	40,000
2017 Notes | 2027
Scheduled Debt Principal Repayments
Total	100,000
2017 Notes | 2029
Scheduled Debt Principal Repayments
Total	150,000
2017 Notes | Thereafter
Scheduled Debt Principal Repayments
Total	10,000
2016 Notes
Scheduled Debt Principal Repayments
Total	250,000
2016 Notes | 2026
Scheduled Debt Principal Repayments
Total	200,000
2016 Notes | 2028
Scheduled Debt Principal Repayments
Total	50,000
2015 Note
Scheduled Debt Principal Repayments
Total	50,000
2015 Note | 2025
Scheduled Debt Principal Repayments
Total	$ 50,000